Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Current Assets
Cash and cash equivalents	$ 2,106	$ 1,297
Accounts receivable, net	2,632	2,167
Inventories	6,852	7,036
Other current assets	284	260
Total Current Assets	11,874	10,760
Non-Current Assets
Property and equipment, at cost, less accumulated depreciation and amortization	12,138	12,038
Equity investment in Alliance Boots	6,261	6,140
Alliance Boots call option	839	866
Goodwill	2,410	2,161
Other non-current assets	1,959	1,497
Total Non-Current Assets	23,607	22,702
Total Assets	35,481	33,462
Current Liabilities
Short-term borrowings	570	1,319
Trade accounts payable	4,635	4,384
Accrued expenses and other liabilities	3,577	3,019
Income taxes	101	0
Total Current Liabilities	8,883	8,722
Non-Current Liabilities
Long-term debt	4,477	4,073
Deferred income taxes	600	545
Other non-current liabilities	2,067	1,886
Total Non-Current Liabilities	7,144	6,504
Shareholders' Equity
Preferred stock, $.0625 par value; authorized 32 million shares; none issued	0	0
Common stock, $.078125 par value; authorized 3.2 billion shares; issued and outstanding 1,028,180,150 shares in 2013 and 2012	80	80
Paid-in capital	1,074	936
Employee stock loan receivable	(11)	(19)
Retained earnings	21,523	20,156
Accumulated other comprehensive (loss) income	(98)	68
Treasury stock at cost, 81,584,572 shares in 2013 and 84,124,816 shares in 2012	(3,114)	(2,985)
Total Shareholders' Equity	19,454	18,236
Total Liabilities and Shareholders' Equity	$ 35,481	$ 33,462